Janus Aspen Series
Janus Henderson Global Research Portfolio
Supplement dated January 26, 2024
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Research Portfolio (the “Portfolio”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Adviser’s equity research analysts (the “Central Research Team”) select investments for the Portfolio that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Central Research Team conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Portfolio’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re‑evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
The Portfolio’s portfolio management, which includes two analysts on the Central Research Team, oversees the investment process and is responsible for the day‑to‑day management of the Portfolio. Although the Portfolio’s exposure to certain sectors may be higher than to others, it is expected that the Portfolio will be broadly diversified among a variety of sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Central Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

2.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:
Portfolio Management: Joshua Cummings, John Jordan, and Matthew Peron oversee the investment process and are primarily responsible for the day‑to‑day management of the Portfolio. Joshua Cummings, CFA, is Co‑Portfolio Manager of the Portfolio, which he has co‑managed since January 2024. John Jordan is Co‑Portfolio Manager of the Portfolio, which he has co‑managed since January 2024. Matthew Peron is Executive Vice President and Co‑Portfolio Manager of the Portfolio, which he has managed or co‑managed since April 2020.
Mr. Peron will be stepping down as Executive Vice President and Co‑Portfolio Manager of the Portfolio effective September 30, 2024, but will remain in these roles until that time to assist in transitioning the Portfolio.

3.	Under “Portfolio Management” in the Management of the Portfolio section of the Portfolio’s prospectuses, the following information replaces the corresponding information in its entirety:
Global Research Portfolio

The Central Research Team selects investments for Global Research Portfolio and has done so since May 2013. The Central Research Team consists of the Adviser’s equity research analysts. The Portfolio Oversight Team oversees the Portfolio’s holdings. Joshua Cummings, John Jordan, and Matthew Peron are members of the Portfolio Oversight Team and are primarily responsible for the day‑to‑day management of the Portfolio.
Joshua Cummings, CFA, is Head of the Consumer and Communications Sector Team at Janus Henderson Investors and Co‑Portfolio Manager of Global Research Portfolio, which he has co‑managed since January 2024. Mr. Cummings is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in 2016. He holds a Bachelor of Arts degree in Economics from Colby College and a Master of Business Administration degree in Finance and Accounting from New York University. Mr. Cummings holds the Chartered Financial Analyst designation.
John Jordan is Head of the Financials Sector Team at Janus Henderson Investors and Co‑Portfolio Manager of Global Research Portfolio, which he has co‑managed since January 2024. Mr. Jordan is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in 2008. He holds a Bachelor of Arts degree in History and Economics from the University of Virginia where he graduated with high distinction and was a member of Phi Beta Kappa. Mr. Jordan also holds a Juris Doctor from Yale Law School.
Matthew Peron is Global Head of Solutions at Janus Henderson Investors and Executive Vice President and Co‑Portfolio Manager of Global Research Portfolio, which he has managed or co‑managed since April 2020. Mr. Peron is also Portfolio Manager of other Janus Henderson accounts. Prior to joining the Adviser in April 2020, he was Chief Investment Officer for City National Rochdale since 2018. Prior to serving in that role, Mr. Peron held various positions at Northern Trust, including serving as Executive Vice President and Managing Director of Global Equity, and as a member of the asset allocation committee. He holds a Bachelor of Science degree in Electrical Engineering from Swarthmore College and a Master of Business Administration degree from the University of Chicago Booth School of Business.
Mr. Peron will be stepping down as Executive Vice President and Co‑Portfolio Manager of Global Research Portfolio effective September 30, 2024, but will remain in these roles until that time to assist in transitioning the Portfolio.
Please retain this Supplement with your records.

2

Janus Aspen Series
Janus Henderson Research Portfolio
Supplement dated January 26, 2024
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Research Portfolio (the “Portfolio”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Adviser’s equity research analysts (the “Central Research Team”) select investments for the Portfolio that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations and styles. The Central Research Team conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Portfolio’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks. Although the Central Research Team may find high-conviction investment ideas anywhere in the world, the Central Research Team emphasizes investments in securities of U.S.-based issuers for this Portfolio.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re‑evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
The Portfolio’s portfolio management, which includes two analysts on the Central Research Team, oversees the investment process and is responsible for the day‑to‑day management of the Portfolio. Although the Portfolio’s exposure to certain sectors may be higher than to others, it is expected that the Portfolio will be broadly diversified among a variety of sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Central Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

2.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:
Portfolio Management: Joshua Cummings, John Jordan, and Matthew Peron oversee the investment process and are primarily responsible for the day‑to‑day management of the Portfolio. Joshua Cummings, CFA, is Co‑Portfolio Manager of the Portfolio, which he has co‑managed since January 2024. John Jordan is Co‑Portfolio Manager of the Portfolio, which he has co‑managed since January 2024. Matthew Peron is Executive Vice President and Co‑Portfolio Manager of the Portfolio, which he has managed or co‑managed since April 2020.
Mr. Peron will be stepping down as Executive Vice President and Co‑Portfolio Manager of the Portfolio effective September 30, 2024, but will remain in these roles until that time to assist in transitioning the Portfolio.

3.	Under “Portfolio Management” in the Management of the Portfolio section of the Portfolio’s prospectuses, the following information replaces the corresponding information in its entirety:

Research Portfolio

The Central Research Team selects investments for Research Portfolio and has done so since May 2017. The Central Research Team consists of the Adviser’s equity research analysts. The Portfolio Oversight Team oversees the Portfolio’s holdings. Joshua Cummings, John Jordan, and Matthew Peron are members of the Portfolio Oversight Team and are primarily responsible for the day‑to‑day management of the Portfolio.
Joshua Cummings, CFA, is Head of the Consumer and Communications Sector Team at Janus Henderson Investors and Co‑Portfolio Manager of Research Portfolio, which he has co‑managed since January 2024. Mr. Cummings is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in 2016. He holds a Bachelor of Arts degree in Economics from Colby College and a Master of Business Administration degree in Finance and Accounting from New York University. Mr. Cummings holds the Chartered Financial Analyst designation.
John Jordan is Head of the Financials Sector Team at Janus Henderson Investors and Co‑Portfolio Manager of Research Portfolio, which he has co‑managed since January 2024. Mr. Jordan is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in 2008. He holds a Bachelor of Arts degree in History and Economics from the University of Virginia where he graduated with high distinction and was a member of Phi Beta Kappa. Mr. Jordan also holds a Juris Doctor from Yale Law School.
Matthew Peron is Global Head of Solutions at Janus Henderson Investors and Executive Vice President and Co‑Portfolio Manager of Research Portfolio, which he has managed or co‑managed since April 2020. Mr. Peron is also Portfolio Manager of other Janus Henderson accounts. Prior to joining the Adviser in April 2020, he was Chief Investment Officer for City National Rochdale since 2018. Prior to serving in that role, Mr. Peron held various positions at Northern Trust, including serving as Executive Vice President and Managing Director of Global Equity, and as a member of the asset allocation committee. He holds a Bachelor of Science degree in Electrical Engineering from Swarthmore College and a Master of Business Administration degree from the University of Chicago Booth School of Business.
Mr. Peron will be stepping down as Executive Vice President and Co‑Portfolio Manager of Research Portfolio effective September 30, 2024, but will remain in these roles until that time to assist in transitioning the Portfolio.
Please retain this Supplement with your records.

2

Janus Aspen Series

Janus Henderson Overseas Portfolio

Supplement dated January 26, 2024

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Overseas Portfolio (the “Portfolio”) are amended as follows:

1.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Julian McManus is Executive Vice President and Lead Portfolio Manager of the Portfolio, which he has managed or co-managed since January 2018. Christopher O’Malley, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2024.

2.	Under “Portfolio Management” in the Management of the Portfolio section of the Portfolio’s prospectuses, the following information replaces the corresponding information in its entirety:

Overseas Portfolio

Co-Portfolio Managers Julian McManus and Christopher O’Malley are responsible for the day-to-day management of the Portfolio. Mr. McManus, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Julian McManus is Executive Vice President and Lead Portfolio Manager of Overseas Portfolio, which he has managed or co-managed since January 2018. Mr. McManus is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in December 2004. Mr. McManus holds a Bachelor of Arts degree in Japanese and Law from the University of London, where he graduated with honors.

Christopher O’Malley, CFA, is Co-Portfolio Manager of Overseas Portfolio, which he has co-managed since January 2024. Mr. O’Malley is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined the Adviser in 2017. He holds a Bachelor of Arts degree, with a concentration in Political Science and Economics, from Providence College and a Master of Business Administration degree, with concentrations in Finance, Accounting, and General Management, from the University of Chicago Booth School of Business. Mr. O’Malley holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Forty Portfolio

Supplement dated January 26, 2024

to Currently Effective Prospectuses

and Statements of Additional Information

In connection with A. Douglas Rao’s retirement from Janus Henderson Investors effective on or about December 31, 2024, all references to Mr. Rao will be deleted from Janus Henderson Forty Portfolio’s prospectuses and statements of additional information at such time.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

(the “Portfolios”)

Supplement dated January 26, 2024

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (the “SAIs”) for the Portfolios are amended as follows:

1.

Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Portfolios’ SAIs, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Joshua Cummings(24)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None

John Jordan(24)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	1 $114.17M	None None

Christopher O’Malley(25)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
*	As of December 31, 2023.
(24)

Effective January 26, 2024, Joshua Cummings and John Jordan were appointed as Co-Portfolio Managers of Global Research Portfolio and Research Portfolio. This information does not reflect other accounts that Messrs. Cummings and Jordan are being appointed to manage concurrent with their appointments as Co-Portfolio Managers of Global Research Portfolio and Research Portfolio.

(25)

Effective January 26, 2024, Christopher O’Malley was appointed as Co-Portfolio Manager of Overseas Portfolio. This information does not reflect other accounts that Mr. O’Malley is being appointed to manage concurrent with his appointment as Co-Portfolio Manager of Overseas Portfolio.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Portfolios’ SAIs, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Portfolio(s) Managed	Aggregate Dollar Range of Equity Securities in the Fund Complex

Joshua Cummings(1)*	None	$500,001–$1,000,000

John Jordan(1)*	None	Over $1,000,000

Christopher O’Malley(2)*	None	Over $1,000,000
*	As of December 31, 2023.
(1)	Effective January 26, 2024, Joshua Cummings and John Jordan were appointed as Co-Portfolio Managers of Global Research Portfolio and Research Portfolio.
(2)	Effective January 26, 2024, Christopher O’Malley was appointed as Co-Portfolio Manager of Overseas Portfolio.

Please retain this Supplement with your records.